UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Retirement Shares
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.74%
Precision Castparts Corp.	50	$3,939
United Technologies Corporation	110	6,607
		10,546
Application Software - 2.43%
Aspen Technology, Inc. (A)	375	4,809
Lawson Software, Inc. (A)	650	4,547
		9,356
Asset Management & Custody Banks - 1.14%
Franklin Resources, Inc.	50	4,406

Auto Parts & Equipment - 0.85%
BorgWarner Inc.	100	3,277

Automobile Manufacturers - 0.78%
Ford Motor Company (A)	580	3,016

Brewers - 0.91%
Molson Coors Brewing Company, Class B	75	3,506

Casinos & Gaming - 0.49%
Pinnacle Entertainment, Inc. (A)	250	1,890

Catalog Retail - 1.02%
Coldwater Creek Inc. (A)	675	3,918

Coal & Consumable Fuels - 1.24%
Cameco Corporation	215	4,797

Communications Equipment - 2.47%
QUALCOMM Incorporated	150	6,448
Research In Motion Limited (A)	45	3,071
		9,519
Computer Hardware - 3.57%
Apple Inc. (A)	60	6,821
Hewlett-Packard Company	150	6,936
		13,757
Construction & Engineering - 2.63%
Fluor Corporation	85	4,734
Foster Wheeler Ltd. (A)	150	5,419
		10,153
Construction & Farm Machinery & Heavy Trucks - 4.24%
Caterpillar Inc.	70	4,172
Deere & Company	110	5,445
Joy Global Inc.	85	3,835
Manitowoc Company, Inc. (The)	185	2,877
		16,329
Consumer Electronics - 1.32%
Garmin Ltd. (A)	150	5,087

Diversified Metals & Mining - 3.12%
BHP Billiton Limited, ADR	85	4,419
Freeport-McMoRan Copper & Gold Inc., Class B	60	3,411
Southern Copper Corporation	220	4,198
		12,028
Fertilizers & Agricultural Chemicals - 1.93%
Monsanto Company	75	7,423

Gold - 3.69%
Barrick Gold Corporation	225	8,267
Seabridge Gold Inc. (A)	350	5,950
		14,217
Hypermarkets & Super Centers - 1.18%
Costco Wholesale Corporation	70	4,545

Integrated Oil & Gas - 3.96%
Marathon Oil Corporation	100	3,987
Murphy Oil Corporation	90	5,772
Petroleo Brasileiro S.A. - Petrobras, ADR	125	5,494
		15,253
Internet Software & Services - 1.45%
Google Inc., Class A (A)	14	5,607

Investment Banking & Brokerage - 2.85%
Goldman Sachs Group, Inc. (The)	35	4,480
Stifel Financial Corp. (A)	130	6,487
		10,967
Movies & Entertainment - 1.02%
Regal Entertainment Group	250	3,945

Oil & Gas Drilling - 2.85%
Transocean Inc. (B)	100	10,984

Oil & Gas Equipment & Services - 7.38%
Cameron International Corporation (A)	140	5,396
National Oilwell Varco, Inc. (A)	100	5,023
Schlumberger Limited	100	7,809
Smith International, Inc.	80	4,691
Weatherford International Ltd. (A)	220	5,531
		28,450
Oil & Gas Exploration & Production - 10.90%
Apache Corporation	120	12,514
Bill Barrett Corporation (A)	160	5,138
Delta Petroleum Corporation (A)	500	6,767
Devon Energy Corporation	75	6,840
Ultra Petroleum Corp. (A)	110	6,087
XTO Energy Inc.	100	4,652
		41,998
Oil & Gas Refining & Marketing - 0.83%
Frontier Oil Corporation	175	3,223

Other Diversified Financial Services - 1.21%
J.P. Morgan Chase & Co.	100	4,670

Railroads - 4.08%
Norfolk Southern Corporation	130	8,607
Union Pacific Corporation	100	7,116
		15,723
Semiconductor Equipment - 0.73%
MEMC Electronic Materials, Inc. (A)	100	2,826

Semiconductors - 4.49%
Broadcom Corporation, Class A (A)	175	3,258
Marvell Technology Group Ltd. (A)	375	3,486
Maxim Integrated Products, Inc.	300	5,406
Microchip Technology Incorporated	175	5,151
		17,301
Soft Drinks - 1.78%
Coca-Cola Company (The)	130	6,875

Specialized Finance - 4.37%
CME Group Inc.	15	5,790
Deutsche Borse AG (C)	80	7,409
IntercontinentalExchange, Inc. (A)	45	3,631
		16,830
Steel - 3.93%
Companhia Vale do Rio Doce, ADR	300	5,745
Nucor Corporation	140	5,530
United States Steel Corporation	50	3,880
		15,155

TOTAL COMMON STOCKS - 87.58%		$337,577
(Cost: $379,837)

PREFERRED STOCKS	Shares
Diversified Metals & Mining
Freeport-McMoRan Copper & Gold Inc., 6.75% Cumulative	50	4,246

TOTAL PREFERRED STOCKS - 1.10%		$4,246
(Cost: $5,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal
Agency Obligations - 0.95%
National Archives Facility Trust,
8.500%, 9-1-19	$3,049	3,667

Mortgage-Backed Obligations - 0.25%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12-1-31	606	627
6.500%, 1-1-32	326	337
		964

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.20%		$4,631
(Cost: $3,896)

SHORT-TERM SECURITIES
Commercial Paper - 6.75%
Danaher Corporation,
1.800%, 10-3-08	5,000	4,999
Diageo Capital plc (Diageo plc),
6.000%, 10-1-08	5,888	5,888
E.I. du Pont de Nemours and Company,
2.100%, 10-20-08	3,000	2,997
Honeywell International Inc.,
2.080%, 11-10-08	3,117	3,110
Nestle Finance International Ltd.,
2.200%, 10-23-08	2,000	1,997
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.095%, 10-7-08	2,000	1,999
Walt Disney Company (The),
2.000%, 10-22-08	5,000	4,994
		25,984

United States Government Obligations - 3.37%
United States Treasury Bills:
0.095%, 10-9-08	5,000	5,000
0.300%, 10-23-08	8,000	7,999
		12,999

TOTAL SHORT-TERM SECURITIES - 10.12%		$38,983
(Cost: $38,983)

TOTAL INVESTMENT SECURITIES - 100.00%		$385,437
(Cost: $427,716)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$334,414	$33,913
Level 2 - Other Significant Observable Inputs	51,013	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$385,437	$33,913

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as collateral for the following open futures contracts at September 30, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
S&P 500 E-Mini	Long	12-19-08	581	$33,913	$(199)

(C)Listed on an exchange outside the United States.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008